UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	September 30, 2005
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	10/25/05
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:
None

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS SOLE	    SHARED	 NONE

Activision			Common Stock 004930202	 1,033	50,510	   X		    50,510	0	0
American Express Co.		Common Stock 025816109	 4,139	72,050	   X		    72,050	0	0
American International Group	Common Stock 026874107	83,223	1,343,172  X		   240,570  1,048,162	54,440
Amgen, Inc.	                Common Stock 031162100 132,215	1,659,533  X		   287,250  1,298,000	74,283
Anheuser-Busch Companies, Inc.	Common Stock 035229103	 5,508	  127,966  X		         0    127,963	3
Apollo Group Inc.		Common Stock 037604105	 1,010	   15,210  X		    15,210	0	0
Automatic Data Processing, Inc.	Common Stock 053015013 118,571	2,754,907  X		   492,500  2,146,950	115,457
Coca Cola Company		Common Stock 191216100 106,909	2,475,325  X		   449,600  1,931,500	94,225
Colgate Palmolive		Common Stock 194162103	94,925	1,798,157  X		   303,000  1,414,250	80,907
Costco Wholesale Corp.		Common Stock 22160K105	81,235	1,885,250  X		   323,000  1,489,000	73,250
CVS Corp.			Common Stock 126650100	 3,021	  104,140  X		   104,140	0	0
Dell Inc.			Common Stock 24702R101 156,635	4,579,958  X		   861,980  3,535,950	182,028
Ebay Inc.			Common Stock 278642103	76,374	1,853,740  X		   370,840  1,408,000	74,900
Electronic Arts Inc.		Common Stock 285661104	90,947	1,598,644  X	           302,210  1,234,000	62,434
Fedex Corp.			Common Stock 31428x106	 1,790	   20,540  X		    20,540	0	0
General Electric Co.	        Common Stock 369604103	48,485	1,440,000  X		   270,300  1,110,000	59,700
Genzyme Corp.	                Common Stock 372917104	94,586	1,320,296  X		   252,280  1,016,600	51,416
Gillette Company		Common Stock 375766102	45,752	  786,112  X		   126,270    627,592	32,250
Home Depot Inc.			Common Stock 437076102	83,024	2,176,824  X		   404,180  1,676,700	95,944
International Business Machines	Common Stock 459200101	 1,963	   24,470  X		    24,470	0	0
Johnson & Johnson	        Common Stock 478160104 100,537	1,588,772  X		   282,740  1,239,117	66,915
Lowes Co. Inc.			Common Stock 548661107	 4,244	   65,900  X		    65,900	0	0
Medtronic Inc.			Common Stock 585055106 120,525	2,247,768  X		   380,590  1,774,026	93,152
Microsoft Corp.			Common Stock 594918104 127,844	4,968,660  X		   858,310  3,899,550	210,800
Pepsico Inc.			Common Stock 713448108	 5,596	   98,670  X		    98,670	0	0
Pfizer Inc.			Common Stock 717081103	 3,552	  142,261  X		       0      142,261	0
Procter & Gamble Company	Common Stock 742718109	89,202	1,500,210  X		   283,910  1,150,300	66,000
Qualcomm Inc.			Common Stock 747525103	 4,991	  111,520  X		   111,520	0	0
St. Jude Medical		Common Stock 790849103	 2,729	   58,310  X	            58,310	0	0
Staples Inc.			Common Stock 855030102 150,185	7,044,329  X		 1,287,790  5,453,837	302,702
Starbucks Corporation		Common Stock 855244109	74,263	1,482,293  X		   269,200  1,154,820	58,273
State Street Corp.		Common Stock 857477103	80,066	1,636,665  X		   282,000  1,281,450	73,215
Sysco Corp. 			Common Stock 871829107	68,757	2,191,810  X		   406,990  1,694,000	90,820
Target Corp.			Common Stock 87612e106	 4,434	   85,380  X		    85,380	0	0
Teva Pharmaceuticals		Common Stock 881624209	76,782	2,297,472  X		   408,000  1,812,000	77,472
United Parcel Service		Common Stock 911312106	91,309	1,320,824  X		   232,620  1,029,800	58,404
Wal-Mart Stores, Inc.		Common Stock 931142103	59,538	1,358,690  X		   218,160  1,079,127	61,403
Whole Foods Market Inc.		Common Stock 966837106	48,905	  363,738  X		    63,500    284,308	15,930
Wm Wrigley			Common Stock 982426105	72,425	1,007,578  X		   167,100    797,500	42,978
Total			                             2,417,225

